Stock based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted-average assumptions on grants made in each of the following years were:

	Year Ended December 31
	2010	2011	2012

Weighted-average expected life (years)	4.56	4.00	5.70
Expected volatility rate	60.5%	63.6%	62.5%
Expected dividend yield	-	-	-
Risk-free interest rate	1.43%	0.83%	0.95%
Forfeiture rate	-	-	-

Schedule Of Sharebased Compensation Expense [Table Text Block]

Stock based compensation expense recognized was as follows:

(In thousands of U.S dollars except per share data)	Options			Free of charge share awards			Warrants			Total
	2010	2011	2012	2010	2011	2012	2010	2011	2012	2010	2011	2012
Research and development	400	332	419	831	897	649	-	-	-	1,231	1,229	1,068
Cost of goods sold	9	3	2	113	89	46	-	-	-	122	91	49
Selling, general and administrative	615	461	1,280	677	671	464	525	327	179	1,817	1,459	1,923

Total stock-based compensation expense	1,024	796	1,701	1,621	1,657	1,160	525	327	179	3,170	2,779	3,040

Effect on earnings per share
Basic	0.04	0.03	0.07	0.07	0.07	0.05	0.02	0.01	0.01	0.13	0.11	0.12

Diluted	0.04	0.03	0.07	0.07	0.07	0.05	0.02	0.01	0.01	0.13	0.11	0.12

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

The summary of warrants activity is as follows:

	Warrants Outstanding	Weighted Average Exercise Price in U.S dollars [1]	Weighted Average Exercise Price in Euros
Balance at January 1, 2010	630,500	$11.73	€8.24
Warrants granted	250,000	$6.97	€5.44
Warrants cancelled	130,500	$25.11	€18.62
Balance at December 31, 2010	750,000	$7.82	€5.50
Warrants granted	300,000	$5.03	€3.54
Warrants cancelled	150,000	$6.94	€4.98
Balance at December 31, 2011	900,000	$6.89	€4.85
Warrants granted	3,300,000	$8.63	€6.61
Warrants reintegrated	100,000	$6.65	€4.97
Warrants cancelled	200,000	$10.20	€6.57
Balance at December 31, 2012	4,100,000	$6.89	€4.85

[1] Historical exchange rate at date of grant

Schedule Of Warrants Activity [Table Text Block]

Exercise prices and intrinsic value for warrants outstanding as of December 31, 2012 were as follows:

	Warrants Outstanding				Warrants Exercisable
Range of exercise prices in euros	Number of shares	Weighted average remaining contractual life	Weighted average exercise price in euros	Weighted average intrinsic value in euros	Number of shares	Weighted average exercise price in euros	Weighted average intrinsic value in euros

0 to 4.50	550,000	1.57	3.98	-	550,000	3.98	-
5.44 to to 6.57	2,450,000	4.82	5.67	-	2,450,000	5.67	-
6.58 to 8.52	1,100,000	5.20	8.42	-	1,100,000	8.42	-
	4,100,000	4.48	6.10		4,100,000	6.44	-

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

The activity under the option plans is as follows:

	Shares Available for Grant	Options Granted and Outstanding	Weighted Average Exercise Price in U.S dollars[1]	Weighted Average Exercise Price in Euros
Balance at January 1, 2010	45,000	3,110,990	$14.96	€12.08
Options authorized	750,000	-	-	-
Granted	(305,000)	305,000	$6.91	€5.21
Exercised	-	(63,000)	$4.01	€5.75
Forfeited	(15,000)	(254,500)	$8.51	€7.65
Balance at December 31, 2010	475,000	3,098,490	$14.69	€11.71
Options authorized
Granted	(200,000)	200,000	$4.39	€3.28
Exercised	-	(44,200)	$1.48	€1.63
Forfeited	-	(113,300)	$8.93	€7.49
Balance at December 31, 2011	275,000	3,140,990	$14.65	€11.66
Options authorized	1,000,000	-	-	-
Granted	(550,000)	550,000	$5.97	€4.67
Exercised	-	(195,000)	$2.04	€2.33
Forfeited	10,000	(223,500)	$16.88	€13.69
Balance at December 31, 2012	735,000	3,272,490	$13.79	€10.90

[1] Historical exchange rate at date of grant

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Exercise prices and intrinsic value for options outstanding as of December 31, 2012 were as follows:

	Stock Options Outstanding				Stock Options Exercisable
Range of exercise prices in euros	Number of shares	Weighted average remaining contractual life	Weighted average exercise price in euros	Weighted average intrinsic value in euros	Number of shares	Weighted average exercise price in euros	Weighted average intrinsic value in euros

0 to 3.28	195,000	8.45	3.28	-	48,750	3.28	-
4.03 to 5.44	1,385,000	7.04	4.73	-	735,000	4.74	-
6.40 to 12.02	123,500	1.62	10.93	-	123,500	10.93	-
12.86 to 16.23	1,040,990	2.60	14.46	-	1,040,990	14.46	-
19.2 to 25.39	528,000	2.58	22.85	-	528,000	22.85	-

	3,272,490	4.34	10.90	0.00	2,476,240	12.97	0.00

Schedule of Share-based Compensation, Activity [Table Text Block]

The activity under the free share award plans is as follows:

	Free of Charge Share Award Available for Grant	Free of Charge Share Award Granted and Outstanding	Weighted Average Fair Value at grant date in U.S dollars[1]	Weighted Average Fair Value at grant date in Euros

Balance at January 1, 2010	10,650	573,350	$6.68	€4.73
Options authorized	200,000	-	-	-
Granted	(230,000)	230,000	$7.01	€5.29
Exercised	-	(240,050)	$5.91	€4.39
Forfeited	37,500	(37,500)	$5.93	€4.39
Cancelled	3,300	(3,300)	$5.17	€4.03
Balance at December 31, 2010	18,150	522,500	$7.25	€5.16
Options authorized	200,000	-	-	-
Granted	(200,000)	200,000	$4.39	€3.28
Exercised	-	(272,400)	$7.47	€5.07
Forfeited	8,450	(8,450)	$7.22	€5.18
Cancelled	1,000	(1,000)	$7.45	€5.06
Balance at December 31, 2011	26,600	440,650	$5.81	€4.36
Options authorized	200,000	-	-	-
Granted	(189,700)	189,700	$3.07	€2.38
Exercised	-	(258,150)	$6.52	€4.92
Forfeited	21,550	(21,550)	$5.79	€4.35
Balance at December 31, 2012	58,450	350,650	$3.81	€2.88

[1] Historical exchange rate at date of grant